Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 01, 2018
Registrant Name	M3Sixty Funds Trust
Central Index Key	0001643838
Amendment Flag	false
Document Creation Date	Mar. 30, 2018
Document Effective Date	Mar. 30, 2018
Prospectus Date	Apr. 01, 2018
Cognios Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGLX
Cognios Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGVX
Cognios Large Cap Growth Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGGX
Cognios Large Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGEX